Significant Accounting Policies Shipping, Handling and Advertising Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Advertising Expense	$ 22,971	$ 20,706	$ 30,673
Shipping, Handling and Transportation Costs	$ 246,090	$ 198,152	$ 201,480